Cover Document	May 11, 2020	Mar. 02, 2020
Entity Information [Line Items]
Entity Central Index Key	0000874501
Entity Emerging Growth Company	false
Written Communications	false
City Area Code	(212)
Entity Address, Address Line One	One World Trade Center
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	Ambac Financial Group Inc
Document Period End Date	May 11, 2020
Document Type	8-K
Entity File Number	1-10777
Entity Tax Identification Number	13-3621676
Entity Address, Postal Zip Code	10007
Local Phone Number		658-7470
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	AMBC
Security Exchange Name	NYSE
Warrant [Member]
Entity Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	AMBCW
Security Exchange Name	NYSE